AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 27, 2023.

No. 811-22704

No. 333-180879

FORM N-1A

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 221	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 223	☒

(Check appropriate box or boxes)

CAMBRIA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

3300 Highland Avenue

Manhattan Beach, CA 90266

(Address of Principal Executive Offices, Zip Code)

(310) 683-5500

(Registrant’s Telephone Number, including Area Code)

Corporation Service Company

2711 Centreville Road

Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 27, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 221 to the Registration Statement on Form N-1A for Cambria ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until October 27, 2023, the effectiveness of Post-Effective Amendment No. 138 (“PEA No. 138”), which was filed with the Commission via EDGAR Accession No. 0001213900-20-034470 on November 2, 2020, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act as it applies to the Cambria Global Tobacco ETF, Cambria Junk Tail Risk ETF, and Cambria Bond Tail Risk ETF. Since no other changes are intended to be made to PEA No. 138 by means of this filing, Parts A, B and C of PEA No. 138, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Cambria Global Tobacco ETF, Cambria Junk Tail Risk ETF, and Cambria Bond Tail Risk ETF is incorporated herein by reference to Part A of PEA No. 138.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Cambria Global Tobacco ETF, Cambria Junk Tail Risk ETF, and Cambria Bond Tail Risk ETF is incorporated herein by reference to Part B of PEA No. 138.

PART C – OTHER INFORMATION

The Part C for the Cambria Global Tobacco ETF, Cambria Junk Tail Risk ETF, and Cambria Bond Tail Risk ETF is incorporated herein by reference to Part C of PEA No. 138.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 221 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Manhattan Beach and State of California, on the 27th day of September, 2023.

CAMBRIA ETF TRUST

By:	/s/ Mebane Faber
Mebane Faber
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Ryan Johanson	Treasurer and Principal Financial Officer	September 27, 2023
Ryan Johanson*	(Principal Accounting Officer)

/s/ Mebane Faber	President and Trustee	September 27, 2023
Mebane Faber

/s/ Cullen Roche	Trustee	September 27, 2023
Cullen Roche*

/s/ Dennis G. Schmal	Trustee	September 27, 2023
Dennis G. Schmal*

/s/ Thomas M. Turner, Jr.	Trustee	September 27, 2023
Thomas M. Turner, Jr.*

*/s/ Mebane Faber
Mebane Faber
Attorney-in-Fact
Pursuant to Power of Attorney